Financial Instruments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 30,691,770	₩ 26,536,803
Financial guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 4,122,774	₩ 4,069,562